UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21880
Oppenheimer Rochester Michigan Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 09/30/2010

Item 1. Reports to Stockholders.
MANAGEMENT COMMENTARY
     An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
     Listing of Top Holdings
     Listing of Investments
     Financial Statements
“Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.”
Dan Loughran, Senior Vice President, Senior Portfolio Manager
and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
General Obligation	10.7%
Hospital/Health Care	10.4
Tobacco — Master Settlement Agreement	9.3
Municipal Leases	8.7
Marine/Aviation Facilities	7.2
Sales Tax Revenue	6.9
Education	6.0
Water Utilities	5.4
Government Appropriation	5.3
Tax Increment Financing (TIF)	5.2
Portfolio holdings are subject to change. Percentages are as of September 30, 2010, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total
AAA	6.7%
AA	24.7
A	25.1
BBB	23.0
BB and Lower	13.1
Unrated	7.4

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2010, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
“Investment-grade” securities are securities rated within the NRSROs’ four highest rating categories. Securities not rated by an NRSRO may or may not be equivalent of investment grade. Please consult the Fund’s Prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of the Oppenheimer Rochester Michigan Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/21/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
15 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2010	September 30, 2010	September 30, 2010

Actual
Class A	$1,000.00	$1,082.70	$6.13
Class B	1,000.00	1,078.70	10.05
Class C	1,000.00	1,078.70	10.05

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.20	5.94
Class B	1,000.00	1,015.44	9.75
Class C	1,000.00	1,015.44	9.75
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.17%
Class B	1.92
Class C	1.92
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—113.6%
Michigan—84.0%
$50,000	Barry County, MI Building Authority[1]	5.650%	07/01/2017	$50,011
50,000	Benton Harbor, MI Charter COP[1]	8.000	05/01/2032	37,129
465,000	Capital Region Airport Authority of MI1	5.250	07/01/2021	473,217
80,000	Center, MI Academy COP[1]	7.500	10/01/2029	58,616
100,000	Chelsea, MI EDC (United Methodist Retirement Communities)[1]	5.400	11/15/2027	97,379
20,000	Clare County, MI Sewer Disposal System[1]	5.750	11/01/2019	20,439
85,000	Concord, MI Academy Petoskey COP[1]	7.750	12/01/2020	82,951
95,000	Concord, MI Academy Petoskey COP[1]	8.375	12/01/2030	92,773
500,000	Dearborn, MI EDC (Henry Ford Village)[1]	7.125	11/15/2043	500,095
115,000	Detroit, MI GO1	5.000	04/01/2014	114,708
40,000	Detroit, MI GO1	5.000	04/01/2022	40,751
500,000	Detroit, MI GO1	5.000	11/01/2030	520,070
350,000	Detroit, MI GO1	5.250	04/01/2016	341,040
785,000	Detroit, MI GO1	5.250	04/01/2024	684,889
500,000	Detroit, MI GO1	5.250	11/01/2035	515,785
100,000	Detroit, MI GO1	5.375	04/01/2014	100,868
150,000	Detroit, MI GO1	5.375	04/01/2015	150,791
115,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	67,224
385,000	Detroit, MI Local Devel. Finance Authority[1]	5.500	05/01/2021	217,198
135,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	82,872
2,445,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	1,500,521
240,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	146,510
350,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2021	194,978
250,000	Detroit, MI Sewer Disposal System[1]	6.500	07/01/2024	287,775
750,000	Detroit, MI Sewer Disposal System[1]	7.500	07/01/2033	921,915
1,410,000	Detroit, MI Water Supply System[1]	5.000	07/01/2033	1,431,362
1,000,000	Detroit, MI Water Supply System[1]	6.250	07/01/2036	1,121,530
25,000	Detroit, MI Wayne County Stadium Authority[1]	5.250	02/01/2027	25,021
250,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	252,645
10,000	East Jackson, MI Public Schools[1]	5.900	05/01/2016	10,045
15,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	15,025
220,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.750	02/15/2025	220,059
85,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2018	84,345
15,000	Garden City, MI Hospital Finance Authority (Garden City Hospital Osteopathic)[1]	5.750	09/01/2017	14,497
17 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Michigan Continued
$500,000	Grand Traverse Academy, MI Public School Academy[1]	4.625%	11/01/2027	$429,760
200,000	Grand Traverse Academy, MI Public School Academy[1]	4.750	11/01/2032	165,988
250,000	Grand Traverse Academy, MI Public School Academy[1]	5.000	11/01/2022	234,020
50,000	Grand Traverse County, MI Hospital Finance Authority (Munson Healthcare)[1]	5.500	07/01/2018	50,049
20,000	Gratiot County, MI EDC (Grand Lodge of Free & Accepted Masons of Michigan)[1]	5.000	11/15/2014	19,228
155,000	Highland Park, MI Building Authority[1]	7.750	05/01/2018	167,688
40,000	Hillsdale, MI Hospital Finance Authority (Community Health Center)[1]	5.250	05/15/2026	35,279
30,000	Houghton, MI Tax Increment Finance Authority[1]	6.000	05/01/2019	30,021
20,000	Ionia, MI GO1	6.750	04/01/2015	20,364
25,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital)[1]	5.250	05/15/2018	25,095
10,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2017	10,014
135,000	Kent County, MI Airport Facility (Kent County International Airport)[1]	5.000	01/01/2028	135,011
35,000	Melvindale, MI Water Supply & Sewer[1]	5.700	06/01/2016	35,123
700,000	MI Building Authority, Series I1	5.250	10/15/2026	771,694
85,000	MI Discovery Elementary School COP (Public School Academy)[2,3]	8.125	10/01/2031	21,419
250,000	MI Finance Authority (Hanley Public School)[1]	6.125	09/01/2040	250,630
75,000	MI George Washington Carver Public School Academy COP[1]	8.000	09/01/2017	67,903
510,000	MI George Washington Carver Public School Academy COP[1]	8.125	09/01/2030	424,213
1,080,000	MI HEFA (Kettering University)[1]	5.500	09/01/2021	1,067,742
100,000	MI Higher Education Student Loan Authority[1]	5.000	03/01/2031	99,869
20,000	MI Higher Education Student Loan Authority[1]	5.750	06/01/2013	19,269
75,000	MI Hospital Finance Authority (BGH/ZHCC/BCCC/CEMS Obligated Group)[1]	5.000	02/15/2018	75,020
10,000	MI Hospital Finance Authority (Central Michigan Community Hospital)[1]	6.250	10/01/2027	10,004
60,000	MI Hospital Finance Authority (Crittenton Hospital Medical Center)[1]	5.625	03/01/2027	60,611
245,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2023	241,428
20,000	MI Hospital Finance Authority (Detroit Medical Center)[1]	6.500	08/15/2018	20,001
10,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[4]	5.000	08/01/2035	10,054,800
18 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$100,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000%		06/01/2019	$100,085
25,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875		11/15/2021	25,221
10,000	MI Hospital Finance Authority (Mercy Health Services)	5.375		08/15/2016	10,037
40,000	MI Hospital Finance Authority (OHC/OUH Obligated Group)[1]	5.125		08/15/2025	40,040
20,000	MI Hospital Finance Authority (Port Huron Hospital/ Marwood Manor Nursing Home)	5.500		07/01/2015	20,061
5,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.625		01/01/2016	5,002
160,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	6.700		01/01/2026	158,219
100,000	MI Hospital Finance Authority (Sinai-Grace Hospital)[1]	5.500		08/15/2024	100,137
5,000	MI Hospital Finance Authority (St. John Medical Center)[1]	5.250		05/15/2026	5,017
5,000	MI Hospital Finance Authority (Trinity Health)[1]	6.000		12/01/2027	5,098
225,000	MI Hospital Finance Authority (Trinity Health)[1]	6.000		12/01/2027	228,006
45,000	MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)	5.500		01/15/2018	45,075
65,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	65,094
10,000	MI Hsg. Devel. Authority (Charter Square)[1]	5.500		01/15/2021	10,015
500,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.000		10/01/2045	526,250
30,000	MI Hsg. Devel. Authority (Rental Hsg.)[1]	6.100		10/01/2033	30,027
110,000	MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)	8.017	[5]	04/01/2014	85,218
25,000	MI Hsg. Devel. Authority (Walled Lake Villa)[1]	6.000		04/15/2018	25,055
115,000	MI John Tolfree Health System Corp.[1]	5.850		09/15/2013	112,685
5,000	MI Municipal Bond Authority[1]	5.375		11/01/2020	5,002
535,000	MI Municipal Bond Authority[1]	5.500		11/01/2027	552,462
5,000	MI Municipal Bond Authority	5.650		05/01/2011	5,017
60,000	MI New Beginnings Academy COP[1]	8.000		02/01/2032	46,120
125,000	MI Pansophia Academy COP[1]	7.000		06/01/2029	86,193
400,000	MI Public Educational Facilities Authority (Black River School)[1]	5.800		09/01/2030	349,592
500,000	MI Public Educational Facilities Authority (Landmark Academy)[1]	6.625		06/01/2030	528,710
200,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	195,164
45,000	MI Strategic Fund Limited Obligation (Clark Retirement Community/Clark Retirement Community Foundation Obligated Group)[1]	5.650		09/01/2029	45,231
230,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.550		09/01/2029	231,143
460,000	MI Strategic Fund Limited Obligation (Detroit Edison Company)[1]	5.650		09/01/2029	462,696
19 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$50,000	MI Strategic Fund Limited Obligation (Dow Chemical Company)[1]	5.500%		12/01/2028	$51,873
50,000	MI Strategic Fund Limited Obligation (Imperial Holly Corp.)[1]	6.250		11/01/2015	47,612
912,909	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	814,260
1,931,000	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,882,088
1,920,000	MI Tobacco Settlement Finance Authority[1]	6.000		06/01/2034	1,564,973
75,650,000	MI Tobacco Settlement Finance Authority	7.249	[5]	06/01/2052	1,472,906
125,000,000	MI Tobacco Settlement Finance Authority	7.500	[5]	06/01/2052	2,076,250
10,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600		06/01/2022	10,020
50,000	New Buffalo, MI GO1	5.300		04/01/2014	50,728
5,000	Northern MI University[1]	5.125		12/01/2020	5,008
30,000	Oceola Township, MI Special Assessment[1]	6.000		06/01/2014	30,212
30,000	Oceola Township, MI Special Assessment[1]	6.000		06/01/2015	30,197
25,000	Ottawa County, MI (Grand Haven Township System Extensions)[1]	5.750		07/01/2015	25,324
25,000	Ottawa County, MI (Jamestown Township System Extension No. 1)[1]	5.900		05/01/2015	25,115
50,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	45,995
175,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	162,477
720,000	Pontiac, MI Tax Increment Finance Authority[1]	5.375		06/01/2017	522,907
115,000	Pontiac, MI Tax Increment Finance Authority[1]	6.250		06/01/2022	76,001
790,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	8.250		09/01/2039	958,468
15,000	Saginaw County, MI (Williamson Acres Drain)[1]	5.000		06/01/2018	15,052
250,000	Saginaw, MI Hospital Finance Authority (Covenant Medical Center)[1]	6.500		07/01/2030	252,710
20,000	Scio Township, MI Building Authority[1]	5.650		05/01/2016	20,145
25,000	Scio Township, MI Building Authority[1]	5.650		05/01/2017	25,175
10,000	Star International Academy, MI COP[1]	8.000		03/01/2033	10,659
1,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2034	957,340
885,000	Wayne County, MI Building Authority	5.250		06/01/2016	888,292
150,000	Wayne County, MI Building Authority[1]	5.250		10/01/2016	153,126
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000		12/01/2019	25,025
95,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000		12/01/2028	94,989
20 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$50,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250%		12/01/2013	$50,165
300,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250		12/01/2014	300,987
885,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250		12/01/2018	886,876
1,000,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250		12/01/2023	1,026,670
500,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1]	6.000		12/01/2029	460,405
1,000,000	Wayne, MI Charter County GO1	6.750		11/01/2039	1,084,110
5,000	Webberville, MI Water Supply & Wastewater Treatment[1]	6.500		11/01/2018	5,006

					45,230,095

U.S. Possessions—29.6%
30,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000		07/01/2025	30,888
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[6]	07/01/2024	1,073,290
385,000	Puerto Rico Commonwealth GO1	5.700		07/01/2020	385,458
750,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	845,325
500,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	540,380
250,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2032	256,168
1,000,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	1,097,520
5,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	5,066
500,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	520,435
60,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	60,179
15,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	13,300
180,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600		10/01/2014	185,227
700,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250		10/01/2024	704,326
1,855,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,804,451
75,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750		06/01/2029	37,584
360,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	312,026
15,000	Puerto Rico Public Buildings Authority[1]	5.125		07/01/2024	15,138
500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	595,290
2,100,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	2,395,302
500,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	560,075
250,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	275,835
750,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	862,448
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[6]	08/01/2032	864,100
21 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750%	08/01/2057	$1,106,290
700,000	V.I. Public Finance Authority (Hovensa Refinery) [1]	5.875	07/01/2022	710,619
400,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2039	402,304
250,000	V.I. Water & Power Authority, Series A1	5.000	07/01/2031	254,127

				15,913,151

Total Investments, at Value (Cost $66,851,519)—113.6%				61,143,246
Liabilities in Excess of Other Assets—(13.6)				(7,307,210)

Net Assets—100.0%				$53,836,036

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

2.	Issue is in default. See Note 1 of the accompanying Notes.

3.	Non-income producing security.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Michigan	$—	$45,230,095	$—	$45,230,095
U.S. Possessions	—	15,913,151	—	15,913,151

Total Assets	$—	$61,143,246	$—	$61,143,246

22 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCCC	Botsford Continuing Care Corp.
BGH	Botsford General Hospital
CEMS	Community Emergency Medical Services
COP	Certificates of Participation
EDC	Economic Devel. Corp.
FHA	Federal Housing Agency/Authority
GO	General Obligation
HEFA	Higher Education Facilities Authority
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC	Oakwood Hospital Corp.
OUH	Oakwood United Hospitals
ROLS	Residual Option Longs
V.I.	United States Virgin Islands
ZHCC	Zieger Health Care Corp.
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
September 30, 2010

Assets
Investments, at value (cost $66,851,519)—see accompanying statement of investments	$61,143,246
Cash	87,449
Receivables and other assets:
Interest	915,194
Shares of beneficial interest sold	317,008
Investments sold	30,000
Other	5,555

Total assets	62,498,452

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	7,500,000
Payable on borrowings (See Note 5)	1,000,000
Dividends	71,347
Distribution and service plan fees	29,380
Shareholder communications	15,410
Shares of beneficial interest redeemed	7,360
Transfer and shareholder servicing agent fees	2,992
Trustees’ compensation	2,984
Interest expense on borrowings	194
Other	32,749

Total liabilities	8,662,416

Net Assets	$53,836,036

Composition of Net Assets
Par value of shares of beneficial interest	$5,593
Additional paid-in capital	70,105,057
Accumulated net investment income	592,341
Accumulated net realized loss on investments	(11,158,682)
Net unrealized depreciation on investments	(5,708,273)

Net Assets	$53,836,036

24 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $32,648,393 and 3,390,209 shares of beneficial interest outstanding)	$9.63
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.11
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,706,445 and 281,078 shares of beneficial interest outstanding)	$9.63
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,481,198 and 1,921,654 shares of beneficial interest outstanding)	$9.62
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended September 30, 2010

Investment Income
Interest	$1,842,478
Other income	12

Total investment income	1,842,490

Expenses
Management fees	128,494
Distribution and service plan fees:
Class A	35,394
Class B	12,499
Class C	77,603
Transfer and shareholder servicing agent fees:
Class A	10,385
Class B	1,259
Class C	5,663
Shareholder communications:
Class A	7,527
Class B	973
Class C	4,133
Borrowing fees	70,342
Legal, auditing and other professional fees	24,630
Interest expense and fees on short-term floating rate notes issued (See Note 1)	9,814
Interest expense on borrowings	5,650
Custodian fees and expenses	537
Trustees’ compensation	374
Other	3,083

Total expenses	398,360
Less waivers and reimbursements of expenses	(56,758)

Net expenses	341,602

Net Investment Income	1,500,888

Realized and Unrealized Gain
Net realized gain on investments	41,068
Net change in unrealized appreciation/depreciation on investments	2,028,481

Net Increase in Net Assets Resulting from Operations	$3,570,437

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2010	March 31,
	(Unaudited)	2010
Operations
Net investment income	$1,500,888	$2,786,278
Net realized gain (loss)	41,068	(4,744,097)
Net change in unrealized appreciation/depreciation	2,028,481	12,520,483

Net increase in net assets resulting from operations	3,570,437	10,562,664

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,027,647)	(2,213,883)
Class B	(81,084)	(97,775)
Class C	(502,404)	(628,153)

	(1,611,135)	(2,939,811)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	5,150,419	(6,759,981)
Class B	458,200	1,235,333
Class C	4,577,483	6,479,448

	10,186,102	954,800

Net Assets
Total increase	12,145,404	8,577,653
Beginning of period	41,690,632	33,112,979

End of period (including accumulated net investment income of $592,341 and $702,588, respectively)	$53,836,036	$41,690,632

See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended September 30, 2010
Cash Flows from Operating Activities
Net increase in net assets from operations	$3,570,437
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(17,722,377)
Proceeds from disposition of investment securities	5,031,308
Short-term investment securities, net	(659,292)
Premium amortization	47,032
Discount accretion	(445,849)
Net realized gain on investments	(41,068)
Net change in unrealized appreciation/depreciation on investments	(2,028,481)
Change in assets:
Decrease in other assets	3,196
Decrease in receivable for securities sold	2,914
Increase in interest receivable	(160,337)
Change in liabilities:
Decrease in other liabilities	(13,864)
Decrease in payable for securities purchased	(805,225)

Net cash used in operating activities	(13,221,606)

Cash Flows from Financing Activities
Proceeds from bank borrowings	14,000,000
Payments on bank borrowings	(17,100,000)
Proceeds from short-term floating rate notes issued	7,500,000
Proceeds from shares sold	15,098,426
Payments on shares redeemed	(5,975,202)
Cash distributions paid	(577,544)

Net cash provided by financing activities	12,945,680
Net decrease in cash	(275,926)
Cash, beginning balance	363,375

Cash, ending balance	$87,449

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,018,038.
Cash paid for interest on bank borrowings—$6,256.
Cash paid for interest on short-term floating rate notes issued—$9,814.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class A	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.22	$7.47	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.32	.67	.77	.83	.65
Net realized and unrealized gain (loss)	.43	1.79	(4.79)	(2.39)	.64

Total from investment operations	.75	2.46	(4.02)	(1.56)	1.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.71)	(.71)	(.67)	(.46)

Net asset value, end of period	$9.63	$9.22	$7.47	$12.20	$14.43

Total Return, at Net Asset Value[3]	8.27%	33.82%	(33.84)%	(11.14)%	9.62%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,648	$26,291	$27,122	$40,660	$17,170

Average net assets (in thousands)	$28,573	$27,143	$33,158	$33,865	$11,550

Ratios to average net assets:[4]
Net investment income	6.71%	7.75%	7.92%	6.12%	5.82%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.04%	0.97%	0.89%	0.83%	1.35%
Interest and fees from borrowings	0.33%	0.28%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued[5]	0.04%	—	0.24%	0.68%	0.34%

Total expenses	1.41%	1.25%	1.98%	2.67%	2.97%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.17%	1.02%	1.04%	1.48%	1.14%

Portfolio turnover rate	11%	32%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class B	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.22	$7.47	$12.20	$14.43	$13.60

Income (loss) from investment operations:
Net investment income[2]	.28	.59	.70	.72	.51
Net realized and unrealized gain (loss)	.44	1.80	(4.80)	(2.38)	.69

Total from investment operations	.72	2.39	(4.10)	(1.66)	1.20

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.64)	(.63)	(.57)	(.37)

Net asset value, end of period	$9.63	$9.22	$7.47	$12.20	$14.43

Total Return, at Net Asset Value[3]	7.87%	32.82%	(34.35)%	(11.82)%	9.03%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,707	$2,146	$682	$918	$506

Average net assets (in thousands)	$2,508	$1,350	$839	$801	$196

Ratios to average net assets:[4]
Net investment income	5.97%	6.78%	7.18%	5.34%	4.55%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.84%	2.02%	2.20%	2.10%	3.15%
Interest and fees from borrowings	0.33%	0.28%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued[5]	0.04%	—	0.24%	0.68%	0.34%

Total expenses	2.21%	2.30%	3.29%	3.94%	4.77%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.92%	1.81%	1.79%	2.23%	1.89%

Portfolio turnover rate	11%	32%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2010	Year Ended March 31,
Class C	(Unaudited)	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$9.21	$7.46	$12.19	$14.42	$13.60

Income (loss) from investment operations:
Net investment income[2]	.28	.60	.70	.72	.52
Net realized and unrealized gain (loss)	.44	1.79	(4.80)	(2.38)	.67

Total from investment operations	.72	2.39	(4.10)	(1.66)	1.19

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.64)	(.63)	(.57)	(.37)

Net asset value, end of period	$9.62	$9.21	$7.46	$12.19	$14.42

Total Return, at Net Asset Value[3]	7.87%	32.87%	(34.38)%	(11.83)%	8.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,481	$13,254	$5,309	$6,936	$2,309

Average net assets (in thousands)	$15,582	$8,642	$5,962	$5,750	$845

Ratios to average net assets:[4]
Net investment income	5.96%	6.83%	7.15%	5.33%	4.63%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.78%	1.91%	2.02%	1.87%	2.48%
Interest and fees from borrowings	0.33%	0.28%	0.85%	1.16%	1.28%
Interest and fees on short-term floating rate notes issued[5]	0.04%	—	0.24%	0.68%	0.34%

Total expenses	2.15%	2.19%	3.11%	3.71%	4.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.92%	1.82%	1.79%	2.23%	1.89%

Portfolio turnover rate	11%	32%	62%	104%	4%

1.	For the period from June 21, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” excluding expenses attributable to investments in inverse floaters, as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Michigan Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Michigan state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
32 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its
33 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
investments in inverse floaters amount to $7,500,000 as of September 30, 2010, which represents 12% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2010, municipal bond holdings with a value of $10,054,800 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $7,500,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
34 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

At September 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,500,000	MI Hospital Finance Authority ROLs[3]	17.868%	8/1/35	$2,554,800

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 23 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $7,500,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of September 30, 2010 is as follows:

Cost	$79,812
Market Value	$21,419
Market Value as a % of Net Assets	0.04%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
35 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended March 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2010, the Fund had available for federal income tax purposes post-October losses of $499,074 and unused capital loss carryforwards as follows:

Expiring

2015	$184
2016	1,046,240
2017	4,376,454
2018	5,277,798

Total	$10,700,676

As of September 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $11,158,682 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2010, it is estimated that the Fund will utilize $41,068 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.
36 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Federal tax cost of securities	$59,354,474 [1]

Gross unrealized appreciation	$2,806,331
Gross unrealized depreciation	(8,514,604)

Net unrealized depreciation	$(5,708,273)

1.	The Federal tax cost of securities does not include cost of $7,497,045,which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2010	1,660
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
37 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated share-holder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	985,270	$9,361,670	1,558,919	$13,662,060
Dividends and/or
distributions reinvested	65,392	621,336	96,949	847,014
Redeemed	(511,403)	(4,832,587)	(2,435,515)	(21,269,055)

Net increase (decrease)	539,259	$5,150,419	(779,647)	$(6,759,981)

38 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

	Six Months Ended September 30, 2010		Year Ended March 31, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	50,582	$479,986	154,782	$1,352,008
Dividends and/or
distributions reinvested	5,120	48,639	6,522	57,258
Redeemed	(7,406)	(70,425)	(19,784)	(173,933)

Net increase	48,296	$458,200	141,520	$1,235,333

Class C
Sold	553,525	$5,251,499	877,946	$7,804,458
Dividends and/or
distributions reinvested	36,671	348,063	43,823	384,823
Redeemed	(107,548)	(1,022,079)	(194,244)	(1,709,833)

Net increase	482,648	$4,577,483	727,525	$6,479,448

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$17,722,377	$5,031,308
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2010, the Fund paid $16,351 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently
39 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2010 were as follows:

Class B	$96,144
Class C	228,422
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2010	$30,578	$—	$1,294	$2,192
Waivers and Reimbursements of Expenses. Prior to July 1, 2009, the Manager had voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” excluding expenses attributable to the Fund’s investments in inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares and 1.55% of average annual net assets for both Class B and Class C shares. Effective July 1,
40 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings. During the six months ended September 30, 2010, the Manager reimbursed $34,895, $3,697 and $18,166 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3410% as of September 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2010 equal 0.33% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
41 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
As of September 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.3410%. Details of the borrowings for the six months ended September 30, 2010 are as follows:

Average Daily Loan Balance	$3,393,989
Average Daily Interest Rate	0.347%
Fees Paid	$71,845
Interest Paid	$6,256
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and
42 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
43 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the
44 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Michigan municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Michigan municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive fees, after which total expenses after payments, waivers, and/or reimbursements
45 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT Unaudited / Continued
and reduction to custodian expenses (excluding expenses attributable to the Fund’s investments in inverse floaters and interest and fees from borrowings) will not exceed 0.80% for Class A shares and 1.55% for Class B and Class C shares, of average annual net assets for each share class, which may be modified or terminated at any time without notice to shareholders. The Board noted that the Fund’s actual management fees were competitive with its peer group median and higher than its peer group average. The Fund’s contractual management fees were higher than its peer group median and average. The Fund’s total expenses were lower than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
46 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
47 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER
ROCHESTER MICHIGAN MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2010 OppenheimerFunds, Inc. All rights reserved.
48 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
49 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an antivirus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by any-one else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
50 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority,

upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/09/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/09/2010